Investment income/(loss) - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (Loss) In Change In Fair Value Of Investments	¥ (4,224)
Impairment Of Investments	1,610
Equity Securities Fv Ni Realized Gain Loss	265
Dividend From Equity Investment	241
Investment Accounted For At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (Loss) In Change In Fair Value Of Investments	(1,339)
Equity Securities Fv Ni Realized Gain Loss	265
Equity Method Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (Loss) In Change In Fair Value Of Investments	¥ 2,885